Accumulated other comprehensive income (loss)	12 Months Ended
Mar. 31, 2014
Accumulated other comprehensive income (loss)

16. Accumulated other comprehensive income (loss)

Changes in each component of AOCI for the fiscal years ended March 31, 2012, 2013 and 2014 are as follows:

	2012	2013	2014
	(in millions of yen)
AOCI, balance at beginning of fiscal year	104,972	245,588	777,997
Unrealized net gains (losses) on available-for-sale securities:
Balance at beginning of fiscal year	514,128	628,636	995,124
Unrealized holding gains (losses) during year	87,215	427,913	255,140
Less: reclassification adjustments for losses (gains) included in net income	27,293	(61,425)	(126,992)

Change during year	114,508	366,488	128,148

Balance at end of fiscal year	628,636	995,124	1,123,272
Foreign currency translation adjustments:
Balance at beginning of fiscal year	(165,028)	(169,881)	(82,420)
Foreign currency translation adjustments during year	(6,779)	87,460	75,986
Less: reclassification adjustments for losses (gains) included in net income	1,926	1	—

Change during year	(4,853)	87,461	75,986

Balance at end of fiscal year	(169,881)	(82,420)	(6,434)
Pension liability adjustments:
Balance at beginning of fiscal year	(244,128)	(213,167)	(134,707)
Unrealized gains (losses) during year	14,711	67,795	131,360
Less: reclassification adjustments for losses (gains) included in net income	16,250	10,665	4,386

Change during year	30,961	78,460	135,746

Balance at end of fiscal year	(213,167)	(134,707)	1,039
Total other comprehensive income (loss), net of tax attributable to MHFG shareholders	140,616	532,409	339,880

AOCI, balance at end of fiscal year	245,588	777,997	1,117,877

The following table shows the amounts reclassified out of AOCI into net income during the fiscal year ended March 31, 2014.

	Before tax (1)	Tax effect (2)	Net of tax before allocation to noncontrolling interests	Net of tax attributable to noncontrolling interests (2)	Net of tax attributable to MHFG shareholders
	(in millions of yen)
Amounts reclassified out of AOCI into net income:						Affected line items in the consolidated statements of income:
Unrealized net gains (losses) on available-for-sale securities	197,224	(70,228)	126,996	4	126,992	Investment gains (losses)—net
Foreign currency translation adjustments	—	—	—	—	—
Pension liability adjustments	(6,877)	2,442	(4,435)	(49)	(4,386)	Salaries and employee benefits

Total	190,347	(67,786)	122,561	(45)	122,606

Notes:

(1)	The amounts in the Before tax column are recorded in each account presented as “Affected line items in the consolidated statements of income”.
(2)	The amounts in the Tax effect column and Net of tax attributable to noncontrolling interests column are recorded in Income tax expense and Net income attributable to noncontrolling interests in the consolidated statements of income respectively.